Annual Total Returns - Fidelity® Total Bond Fund [BarChart] - 08.31 Fidelity Total Bond Fund Retail PRO-08 - Fidelity® Total Bond Fund - Fidelity Total Bond Fund-Retail Class	Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	6.53%
Annual Return 2013	(0.92%)
Annual Return 2014	5.54%
Annual Return 2015	(0.42%)
Annual Return 2016	5.85%
Annual Return 2017	4.18%
Annual Return 2018	(0.67%)
Annual Return 2019	9.87%
Annual Return 2020	9.34%
Annual Return 2021	(0.09%)